Income taxes - Deferred tax assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets and liabilities [abstract]
Deferred tax assets	$ 21,484	$ 22,966
Deferred tax liabilities	(29,140)	(29,217)
Net asset (liability)	(7,655)	(6,250)	$ (5,530)	$ (5,367)
Tax losses carried forward [member]
Deferred tax assets and liabilities [abstract]
Deferred tax assets	5,162	4,676
Deferred tax liabilities	0	0
Net asset (liability)	5,162	4,676
Property, plant and equipment and intangible assets [Member]
Deferred tax assets and liabilities [abstract]
Deferred tax assets	719	826
Deferred tax liabilities	(27,136)	(28,290)
Net asset (liability)	(26,417)	(27,464)
Property, plant and equipment and intangible assets [Member] | Impact of ARO policy change [member]
Deferred tax assets and liabilities [abstract]
Net asset (liability)		(1,762)
Asset retirement obligation [member]
Deferred tax assets and liabilities [abstract]
Deferred tax assets	11,256	12,967
Deferred tax liabilities	0	0
Net asset (liability)	11,256	12,967
Asset retirement obligation [member] | Impact of ARO policy change [member]
Deferred tax assets and liabilities [abstract]
Net asset (liability)		(1,762)
Lease liabilities [member]
Deferred tax assets and liabilities [abstract]
Deferred tax assets	1,506	1,869
Deferred tax liabilities	0	(4)
Net asset (liability)	1,506	1,865
Pensions [member]
Deferred tax assets and liabilities [abstract]
Deferred tax assets	804	787
Deferred tax liabilities	(21)	(11)
Net asset (liability)	783	777
Derivatives [member]
Deferred tax assets and liabilities [abstract]
Deferred tax assets	21	30
Deferred tax liabilities	(1,453)	(236)
Net asset (liability)	(1,432)	(206)
Other [Member]
Deferred tax assets and liabilities [abstract]
Deferred tax assets	2,015	1,811
Deferred tax liabilities	(530)	(676)
Net asset (liability)	$ 1,485	$ 1,135